iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Axon Enterprise, Inc.
(a)
..................... 2,712 $ 530,033
Boeing Co. (The)
(a)
........................ 22,600 4,813,800
BWX Technologies, Inc. .................... 3,786 230,416
Curtiss-Wright Corp. ....................... 1,557 258,151
General Dynamics Corp. .................... 9,094 2,119,448
HEICO Corp. ........................... 1,599 273,349
HEICO Corp. , Class A ...................... 2,781 371,764
Hexcel Corp. ............................ 3,458 244,066
Howmet Aerospace, Inc. .................... 14,668 596,841
Huntington Ingalls Industries, Inc. .............. 1,631 359,701
L3Harris Technologies, Inc. .................. 7,637 1,640,580
Lockheed Martin Corp. ..................... 9,416 4,362,056
Mercury Systems, Inc.
(a) (b)
................... 2,297 114,816
Northrop Grumman Corp. ................... 5,819 2,607,145
Raytheon Technologies Corp. ................ 59,192 5,910,321
Textron, Inc. ............................ 8,450 615,582
TransDigm Group, Inc. ..................... 2,074 1,488,613
Woodward, Inc.
(b)
......................... 2,361 241,436
26,778,118
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 4,736 474,405
Expeditors International of Washington, Inc. ....... 6,396 691,727
FedEx Corp. ............................ 9,681 1,876,759
GXO Logistics, Inc.
(a)
...................... 4,766 249,405
United Parcel Service, Inc. , Class B ............ 29,420 5,449,467
8,741,763
a
Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,092 261,423
American Airlines Group, Inc.
(a) (b)
.............. 25,864 417,445
Delta Air Lines, Inc.
(a)
...................... 25,888 1,012,221
JetBlue Airways Corp.
(a)
.................... 12,484 99,872
Joby Aviation, Inc. , Class A
(a) (b)
................ 10,481 46,326
Southwest Airlines Co. ..................... 23,932 856,048
United Airlines Holdings, Inc.
(a) (b)
............... 13,241 648,279
3,341,614
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
............................. 10,912 1,234,038
Autoliv, Inc. ............................. 3,184 293,310
BorgWarner, Inc. ......................... 9,445 446,560
Fox Factory Holding Corp.
(a)
.................. 1,674 197,683
Gentex Corp. ........................... 9,336 275,505
Lear Corp. ............................. 2,376 346,373
QuantumScape Corp. , Class A
(a) (b)
............. 10,277 87,457
2,880,926
a
Automobiles  —  1 .6%
Ford Motor Co. .......................... 158,874 2,146,388
General Motors Co. ....................... 57,135 2,246,548
Harley-Davidson, Inc. ...................... 5,344 245,984
Lucid Group, Inc.
(a) (b)
....................... 23,521 274,961
Rivian Automotive, Inc. , Class A
(a) (b)
............. 21,895 424,763
Tesla, Inc.
(a)
............................. 108,176 18,738,247
Thor Industries, Inc. ....................... 2,204 210,107
24,286,998
a
Banks  —  3 .9%
Bank of America Corp. ..................... 281,151 9,975,237
Bank OZK ............................. 4,297 196,244
BOK Financial Corp. ....................... 1,126 113,163
Citigroup, Inc. ........................... 78,145 4,080,732
Citizens Financial Group, Inc. ................ 19,685 852,754
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 5,305 $ 388,910
Commerce Bancshares, Inc. ................. 4,672 310,968
Cullen/Frost Bankers, Inc. ................... 2,577 335,732
East West Bancorp, Inc. .................... 5,743 450,940
Fifth Third Bancorp ....................... 27,539 999,390
First Citizens BancShares, Inc. , Class A .......... 473 367,843
First Financial Bankshares, Inc. ............... 5,096 181,520
First Horizon Corp. ........................ 21,392 529,024
First Republic Bank ....................... 7,340 1,034,059
FNB Corp. ............................. 14,368 205,031
Glacier Bancorp, Inc. ...................... 4,558 207,799
Home BancShares, Inc. .................... 7,560 180,457
Huntington Bancshares, Inc. ................. 58,370 885,473
JPMorgan Chase & Co. .................... 118,217 16,545,651
KeyCorp ............................... 37,760 724,614
M&T Bank Corp. ......................... 6,945 1,083,420
Pinnacle Financial Partners, Inc. ............... 3,124 245,953
PNC Financial Services Group, Inc. (The) ........ 16,222 2,683,605
Popular, Inc. ............................ 3,061 210,107
Prosperity Bancshares, Inc. .................. 3,577 271,351
Regions Financial Corp. .................... 37,903 892,237
Signature Bank .......................... 2,500 322,375
SouthState Corp. ......................... 3,040 241,984
SVB Financial Group
(a)
..................... 2,399 725,554
Synovus Financial Corp. .................... 5,926 248,596
Truist Financial Corp. ...................... 53,356 2,635,253
U.S. Bancorp ........................... 54,366 2,707,427
UMB Financial Corp. ...................... 1,744 157,291
Umpqua Holdings Corp. .................... 8,943 162,763
United Bankshares, Inc. .................... 5,584 224,477
Valley National Bancorp .................... 17,116 203,338
Webster Financial Corp. .................... 7,133 375,552
Wells Fargo & Co. ........................ 153,586 7,198,576
Western Alliance Bancorp ................... 4,383 330,347
Wintrust Financial Corp. .................... 2,410 220,443
Zions Bancorp NA ........................ 5,961 316,887
60,023,077
a
Beverages  —  1 .6%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 370 143,786
Brown-Forman Corp. , Class B , NVS ............ 7,384 491,627
Celsius Holdings, Inc.
(a) (b)
.................... 1,611 161,615
Coca-Cola Co. (The) ...................... 156,736 9,611,051
Constellation Brands, Inc. , Class A ............. 6,530 1,511,826
Keurig Dr Pepper, Inc. ..................... 34,134 1,204,248
Molson Coors Beverage Co. , Class B ........... 7,611 400,186
Monster Beverage Corp.
(a)
................... 15,452 1,608,244
National Beverage Corp.
(a)
................... 975 43,095
PepsiCo, Inc. ........................... 55,558 9,501,529
24,677,207
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 71,311 10,536,200
Alkermes PLC
(a)
.......................... 6,707 192,088
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 4,947 1,120,001
Amgen, Inc. ............................ 21,503 5,427,357
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 3,752 197,843
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,146 145,069
Beam Therapeutics, Inc.
(a)
................... 2,374 103,150
Biogen, Inc.
(a)
........................... 5,805 1,688,675
Biohaven Ltd.
(a)
.......................... 2,296 43,831
BioMarin Pharmaceutical, Inc.
(a)
............... 7,483 863,164
Blueprint Medicines Corp.
(a)
.................. 2,369 110,727
CRISPR Therapeutics AG
(a) (b)
................. 3,134 159,897

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Denali Therapeutics, Inc.
(a)
.................. 4,346 $ 131,553
Exact Sciences Corp.
(a) (b)
.................... 7,188 485,334
Exelixis, Inc.
(a)
........................... 13,455 237,077
Fate Therapeutics, Inc.
(a)
.................... 3,218 19,179
Gilead Sciences, Inc. ...................... 50,608 4,248,036
Halozyme Therapeutics, Inc.
(a) (b)
............... 5,402 279,662
Horizon Therapeutics PLC
(a)
................. 9,117 1,000,317
Incyte Corp.
(a)
........................... 7,344 625,268
Intellia Therapeutics, Inc.
(a) (b)
................. 3,448 146,333
Ionis Pharmaceuticals, Inc.
(a)
................. 5,678 226,382
Mirati Therapeutics, Inc.
(a)
................... 1,968 105,111
Moderna, Inc.
(a)
.......................... 13,367 2,353,394
Natera, Inc.
(a)
........................... 4,360 187,175
Neurocrine Biosciences, Inc.
(a)
................ 3,887 431,185
Novavax, Inc.
(a) (b)
......................... 3,211 35,032
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,326 3,281,141
Sarepta Therapeutics, Inc.
(a)
................. 3,557 444,518
Seagen, Inc.
(a)
........................... 5,491 765,885
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 2,698 122,300
United Therapeutics Corp.
(a)
.................. 1,849 486,601
Vertex Pharmaceuticals, Inc.
(a)
................ 10,326 3,336,331
Vir Biotechnology, Inc.
(a)
.................... 2,986 88,236
39,624,052
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,045 341,546
Advanced Drainage Systems, Inc. ............. 2,578 259,966
Allegion PLC ............................ 3,561 418,596
Armstrong World Industries, Inc. ............... 1,842 142,589
Builders FirstSource, Inc.
(a)
.................. 5,919 471,744
Carlisle Companies, Inc. .................... 2,074 520,284
Carrier Global Corp. ....................... 33,723 1,535,408
Fortune Brands Innovations, Inc. .............. 5,229 337,323
Johnson Controls International PLC ............ 27,667 1,924,793
Lennox International, Inc. ................... 1,287 335,418
Masco Corp. ............................ 9,060 481,992
Masterbrand, Inc.
(a)
....................... 5,229 48,107
Owens Corning .......................... 3,759 363,307
Trane Technologies PLC .................... 9,307 1,667,070
Trex Co., Inc.
(a)
.......................... 4,525 238,558
UFP Industries, Inc. ....................... 2,476 231,630
Zurn Elkay Water Solutions Corp. .............. 5,855 127,990
9,446,321
a
Capital Markets  —  3 .4%
Affiliated Managers Group, Inc. ............... 1,578 272,584
Ameriprise Financial, Inc. ................... 4,277 1,497,463
Ares Management Corp. , Class A .............. 6,218 516,032
Bank of New York Mellon Corp. (The) ........... 29,743 1,504,104
BlackRock, Inc.
(c)
......................... 6,044 4,588,665
Blackstone, Inc. , NVS ...................... 28,233 2,709,239
Blue Owl Capital, Inc. , Class A ................ 13,414 168,748
Carlyle Group, Inc. (The) .................... 8,710 313,299
Cboe Global Markets, Inc. ................... 4,352 534,774
Charles Schwab Corp. (The) ................. 61,409 4,754,285
CME Group, Inc. , Class A ................... 14,529 2,566,693
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,323 369,769
FactSet Research Systems, Inc. ............... 1,526 645,406
Federated Hermes, Inc. , Class B .............. 3,402 133,699
Franklin Resources, Inc. .................... 11,520 359,424
Goldman Sachs Group, Inc. (The) ............. 13,660 4,996,965
Houlihan Lokey, Inc. , Class A ................. 2,019 200,022
Interactive Brokers Group, Inc. , Class A .......... 4,132 330,312
Intercontinental Exchange, Inc. ............... 22,524 2,422,456
Invesco Ltd. ............................ 18,275 338,270
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 5,324 $ 137,998
Jefferies Financial Group, Inc. ................ 7,294 286,508
KKR & Co., Inc. .......................... 23,144 1,291,667
Lazard Ltd. , Class A ....................... 4,565 182,965
LPL Financial Holdings, Inc. .................. 3,211 761,392
MarketAxess Holdings, Inc. .................. 1,529 556,327
Moody's Corp. ........................... 6,341 2,046,558
Morgan Stanley .......................... 53,174 5,175,425
Morningstar, Inc. ......................... 1,007 244,580
MSCI, Inc. , Class A ....................... 3,235 1,719,597
Nasdaq, Inc. ............................ 13,617 819,607
Northern Trust Corp. ....................... 8,459 820,269
Raymond James Financial, Inc. ............... 7,746 873,516
Robinhood Markets, Inc. , Class A
(a)
............. 20,252 210,823
S&P Global, Inc. ......................... 13,435 5,037,319
SEI Investments Co. ....................... 4,023 251,156
State Street Corp. ........................ 14,766 1,348,579
Stifel Financial Corp. ...................... 4,322 291,346
T Rowe Price Group, Inc. ................... 8,999 1,048,114
TPG, Inc. , Class A ........................ 2,053 66,127
Tradeweb Markets, Inc. , Class A ............... 4,537 338,188
Virtu Financial, Inc. , Class A .................. 3,840 74,150
52,804,420
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 8,924 2,860,231
Albemarle Corp. ......................... 4,709 1,325,348
Ashland, Inc. ............................ 1,942 212,202
Axalta Coating Systems Ltd.
(a)
................ 9,011 271,231
Celanese Corp. .......................... 4,005 493,416
CF Industries Holdings, Inc. .................. 8,005 678,024
Chemours Co. (The) ....................... 6,041 219,832
Corteva, Inc. ............................ 28,858 1,859,898
Dow, Inc. .............................. 28,304 1,679,842
DuPont de Nemours, Inc. ................... 20,069 1,484,103
Eastman Chemical Co. ..................... 4,934 435,031
Ecolab, Inc. ............................ 10,014 1,550,468
Element Solutions, Inc. ..................... 9,275 189,952
FMC Corp. ............................. 5,012 667,248
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 38,844 75,746
Huntsman Corp. ......................... 7,605 241,002
International Flavors & Fragrances, Inc. .......... 10,213 1,148,554
Linde PLC ............................. 19,930 6,595,634
LyondellBasell Industries NV , Class A ........... 10,222 988,365
Mosaic Co. (The) ......................... 13,871 687,169
NewMarket Corp. ......................... 252 86,817
Olin Corp. .............................. 5,117 330,507
PPG Industries, Inc. ....................... 9,440 1,230,410
RPM International, Inc. ..................... 5,245 471,578
Scotts Miracle-Gro Co. (The) , Class A ........... 1,626 117,381
Sherwin-Williams Co. (The) .................. 9,543 2,257,778
Valvoline, Inc. ........................... 6,964 255,300
Westlake Corp. .......................... 1,317 161,662
28,574,729
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 3,474 1,541,553
Clean Harbors, Inc.
(a)
...................... 2,059 268,288
Copart, Inc.
(a)
........................... 17,178 1,144,227
IAA, Inc.
(a)
.............................. 5,372 224,173
MSA Safety, Inc. ......................... 1,497 204,176
Republic Services, Inc. ..................... 8,223 1,026,395
Rollins, Inc. ............................. 9,380 341,432
Stericycle, Inc.
(a)
......................... 3,756 202,110
Tetra Tech, Inc. .......................... 2,095 325,814

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Waste Management, Inc. .................... 15,026 $ 2,324,973
7,603,141
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 10,025 1,263,351
Ciena Corp.
(a)
........................... 6,041 314,253
Cisco Systems, Inc. ....................... 165,417 8,050,845
F5, Inc.
(a)
.............................. 2,399 354,236
Juniper Networks, Inc. ..................... 12,989 419,545
Lumentum Holdings, Inc.
(a)
.................. 2,813 169,286
Motorola Solutions, Inc. .................... 6,733 1,730,448
Ubiquiti, Inc. ............................ 169 49,375
Viavi Solutions, Inc.
(a)
...................... 8,923 100,830
12,452,169
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,525 482,167
EMCOR Group, Inc. ....................... 1,942 287,901
MasTec, Inc.
(a)
........................... 2,408 236,538
MDU Resources Group, Inc. ................. 8,270 255,626
Quanta Services, Inc. ...................... 5,696 866,874
Valmont Industries, Inc. ..................... 848 279,611
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 8,546 414,139
2,822,856
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 1,538 224,671
Martin Marietta Materials, Inc. ................ 2,483 892,986
Vulcan Materials Co. ...................... 5,367 983,932
2,101,589
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 12,395 402,714
American Express Co. ..................... 24,097 4,215,288
Capital One Financial Corp. .................. 15,419 1,834,861
Credit Acceptance Corp.
(a) (b)
.................. 244 112,884
Discover Financial Services .................. 10,975 1,281,112
FirstCash Holdings, Inc. .................... 1,577 145,368
OneMain Holdings, Inc. ..................... 4,968 214,320
SLM Corp. ............................. 10,099 177,439
SoFi Technologies, Inc.
(a) (b)
.................. 32,609 225,980
Synchrony Financial ....................... 18,123 665,658
9,275,624
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 60,065 724,384
AptarGroup, Inc. ......................... 2,614 302,283
Ardagh Metal Packaging SA ................. 6,137 34,490
Avery Dennison Corp. ...................... 3,284 622,121
Ball Corp. .............................. 12,627 735,396
Berry Global Group, Inc. .................... 5,026 310,255
Crown Holdings, Inc. ...................... 4,867 429,075
Graphic Packaging Holding Co. ............... 12,367 297,921
International Paper Co. ..................... 14,396 602,041
Packaging Corp. of America ................. 3,811 543,830
Sealed Air Corp. ......................... 5,889 322,481
Silgan Holdings, Inc. ....................... 3,324 179,130
Sonoco Products Co. ...................... 3,953 241,568
Westrock Co. ........................... 10,357 406,409
5,751,384
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,672 951,875
LKQ Corp. ............................. 10,402 613,302
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,587 $ 611,963
2,177,140
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
............................. 8,630 75,858
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,355 180,817
Chegg, Inc.
(a)
............................ 4,956 102,886
Grand Canyon Education, Inc.
(a)
............... 1,291 150,479
H&R Block, Inc. .......................... 6,557 255,592
Service Corp. International .................. 6,284 465,959
1,231,591
a
Diversified Financial Services  —  1 .6%
Apollo Global Management, Inc. ............... 17,434 1,233,979
Berkshire Hathaway, Inc. , Class B
(a)
............ 72,615 22,621,025
Equitable Holdings, Inc. .................... 14,164 454,239
Voya Financial, Inc. ....................... 3,908 272,661
24,581,904
a
Diversified Telecommunication Services  —  0 .9%
AT&T, Inc. .............................. 287,375 5,853,829
Frontier Communications Parent, Inc.
(a)
.......... 8,956 265,187
Liberty Global PLC , Class A
(a)
................ 7,023 152,329
Liberty Global PLC , Class C , NVS
(a) (b)
........... 10,281 229,780
Lumen Technologies, Inc. ................... 38,267 200,902
Verizon Communications, Inc. ................ 169,271 7,036,595
13,738,622
a
Electric Utilities  —  1 .8%
ALLETE, Inc. ........................... 2,350 145,371
Alliant Energy Corp. ....................... 10,129 547,270
American Electric Power Co., Inc. .............. 20,687 1,943,750
Avangrid, Inc. ........................... 2,813 118,624
Constellation Energy Corp. .................. 13,152 1,122,655
Duke Energy Corp. ....................... 31,119 3,188,141
Edison International ....................... 15,334 1,056,512
Entergy Corp. ........................... 8,188 886,597
Evergy, Inc. ............................. 9,229 578,197
Eversource Energy ....................... 14,032 1,155,254
Exelon Corp. ............................ 39,876 1,682,368
FirstEnergy Corp. ........................ 21,808 893,038
Hawaiian Electric Industries, Inc. .............. 4,473 189,074
IDACORP, Inc. .......................... 2,021 213,842
NextEra Energy, Inc. ...................... 80,115 5,978,982
NRG Energy, Inc. ......................... 9,486 324,611
OGE Energy Corp. ........................ 8,074 317,470
PG&E Corp.
(a)
........................... 64,681 1,028,428
Pinnacle West Capital Corp. ................. 4,532 337,861
PNM Resources, Inc. ...................... 3,546 175,456
Portland General Electric Co. ................. 3,570 169,861
PPL Corp. ............................. 29,779 881,458
Southern Co. (The) ....................... 43,782 2,963,166
Xcel Energy, Inc. ......................... 21,975 1,511,221
27,409,207
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 1,283 241,871
AMETEK, Inc. ........................... 9,305 1,348,481
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,423 126,535
Eaton Corp. PLC ......................... 16,057 2,604,606
Emerson Electric Co. ...................... 23,771 2,144,620
EnerSys ............................... 1,651 137,066
Generac Holdings, Inc.
(a) (b)
................... 2,567 309,580
Hubbell, Inc. ............................ 2,148 491,699
nVent Electric PLC ........................ 6,485 257,779
Plug Power, Inc.
(a) (b)
....................... 21,535 366,526

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
Regal Rexnord Corp. ...................... 2,637 $ 367,070
Rockwell Automation, Inc. ................... 4,617 1,302,132
Sensata Technologies Holding PLC ............ 6,175 313,999
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 5,444 151,833
Sunrun, Inc.
(a)
........................... 8,669 227,821
Vertiv Holdings Co. , Class A ................. 12,032 171,095
10,562,713
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 23,980 1,912,885
Arrow Electronics, Inc.
(a)
.................... 2,564 301,244
Avnet, Inc. ............................. 3,801 174,390
CDW Corp. ............................. 5,450 1,068,363
Cognex Corp. ........................... 6,998 383,071
Coherent Corp.
(a)
......................... 5,577 242,042
Corning, Inc. ............................ 30,803 1,066,092
IPG Photonics Corp. ....................... 1,280 143,488
Jabil, Inc. .............................. 5,598 440,171
Keysight Technologies, Inc.
(a)
................. 7,230 1,296,700
Littelfuse, Inc. ........................... 990 254,123
National Instruments Corp. .................. 5,344 288,576
TD SYNNEX Corp. ........................ 1,631 166,607
TE Connectivity Ltd. ....................... 12,801 1,627,647
Teledyne Technologies, Inc.
(a)
................. 1,898 805,245
Trimble, Inc.
(a)
........................... 9,994 580,252
Vontier Corp. ............................ 6,069 139,769
Zebra Technologies Corp. , Class A
(a)
............ 2,071 654,809
11,545,474
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 40,647 1,290,136
Halliburton Co. .......................... 36,503 1,504,654
NOV, Inc. .............................. 15,642 382,290
Schlumberger Ltd. ........................ 57,023 3,249,171
TechnipFMC PLC
(a)
....................... 18,471 256,562
6,682,813
a
Entertainment  —  1 .5%
Activision Blizzard, Inc. ..................... 28,785 2,204,067
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 19,893 106,427
Electronic Arts, Inc. ....................... 10,612 1,365,552
Endeavor Group Holdings, Inc. , Class A
(a)
........ 6,890 154,543
Liberty Media Corp.-Liberty Braves , Class A
(a)
...... 478 16,792
Liberty Media Corp.-Liberty Braves , Series C , NVS
(a)
. 1,486 51,535
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 937 59,668
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,222 582,118
Live Nation Entertainment, Inc.
(a)
.............. 5,733 461,449
Madison Square Garden Sports Corp. , Class A ..... 703 127,833
Netflix, Inc.
(a)
............................ 17,936 6,346,833
Playtika Holding Corp.
(a)
.................... 4,073 42,726
ROBLOX Corp. , Class A
(a)
................... 14,462 538,131
Roku, Inc. , Class A
(a) (b)
..................... 4,751 273,182
Take-Two Interactive Software, Inc.
(a)
............ 6,386 723,087
Walt Disney Co. (The)
(a)
.................... 73,483 7,972,171
Warner Bros Discovery, Inc. , Series A
(a)
.......... 89,585 1,327,650
Warner Music Group Corp. , Class A ............ 4,486 163,515
World Wrestling Entertainment, Inc. , Class A ...... 1,653 139,877
22,657,156
a
Equity Real Estate Investment Trusts (REITs)  —  3 .1%
Agree Realty Corp. ....................... 3,565 266,056
Alexandria Real Estate Equities, Inc. ............ 6,038 970,548
American Homes 4 Rent , Class A .............. 12,202 418,407
American Tower Corp. ..................... 18,738 4,185,882
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Americold Realty Trust, Inc. .................. 10,762 $ 338,034
Apartment Income REIT Corp. ................ 6,329 242,148
AvalonBay Communities, Inc. ................ 5,625 998,100
Boston Properties, Inc. ..................... 5,652 421,300
Brixmor Property Group, Inc. ................. 12,077 284,172
Camden Property Trust ..................... 4,259 524,751
Corporate Office Properties Trust .............. 4,374 122,778
Cousins Properties, Inc. .................... 6,015 164,931
Crown Castle, Inc. ........................ 17,416 2,579,484
CubeSmart ............................. 8,879 406,569
Digital Realty Trust, Inc. .................... 11,622 1,332,114
Douglas Emmett, Inc. ...................... 6,759 113,213
EastGroup Properties, Inc. .................. 1,773 298,307
Equinix, Inc. ............................ 3,743 2,762,821
Equity Commonwealth ..................... 4,403 112,365
Equity LifeStyle Properties, Inc. ............... 7,112 510,499
Equity Residential ........................ 13,791 877,797
Essex Property Trust, Inc. ................... 2,631 594,790
Extra Space Storage, Inc. ................... 5,390 850,704
Federal Realty Investment Trust ............... 2,992 333,698
First Industrial Realty Trust, Inc. ............... 5,399 288,037
Gaming and Leisure Properties, Inc. ............ 10,264 549,740
Healthcare Realty Trust, Inc. , Class A ........... 15,101 325,124
Healthpeak Properties, Inc. .................. 21,437 589,089
Highwoods Properties, Inc. .................. 4,124 125,246
Host Hotels & Resorts, Inc. .................. 28,989 546,443
Invitation Homes, Inc. ...................... 23,295 757,087
Iron Mountain, Inc. ........................ 11,774 642,625
JBG SMITH Properties ..................... 3,630 73,108
Kilroy Realty Corp. ........................ 4,293 176,185
Kimco Realty Corp. ....................... 25,021 561,972
Lamar Advertising Co. , Class A ............... 3,549 378,110
Life Storage, Inc. ......................... 3,390 366,256
LXP Industrial Trust ....................... 11,269 130,157
Medical Properties Trust, Inc. ................. 23,646 306,216
Mid-America Apartment Communities, Inc. ........ 4,654 775,915
National Health Investors, Inc. ................ 1,774 104,364
National Retail Properties, Inc. ................ 7,285 344,945
National Storage Affiliates Trust ............... 3,585 146,268
Omega Healthcare Investors, Inc. .............. 9,462 278,561
Physicians Realty Trust ..................... 9,241 146,562
PotlatchDeltic Corp. ....................... 3,238 158,500
Prologis, Inc. ............................ 37,254 4,816,197
Public Storage ........................... 6,400 1,947,776
Rayonier, Inc. ........................... 5,718 208,078
Realty Income Corp. ....................... 25,224 1,710,944
Regency Centers Corp. .................... 6,091 405,843
Rexford Industrial Realty, Inc. ................ 7,377 468,218
Sabra Health Care REIT, Inc. ................. 9,673 130,585
SBA Communications Corp. , Class A ............ 4,356 1,296,041
Simon Property Group, Inc. .................. 13,204 1,696,186
SL Green Realty Corp. ..................... 2,538 104,439
Spirit Realty Capital, Inc. .................... 5,737 251,740
STAG Industrial, Inc. ...................... 7,408 263,725
STORE Capital Corp. ...................... 10,676 343,874
Sun Communities, Inc. ..................... 4,971 779,751
UDR, Inc. .............................. 12,270 522,579
Ventas, Inc. ............................ 15,986 828,235
VICI Properties, Inc. ....................... 38,951 1,331,345
Vornado Realty Trust ...................... 6,434 156,925
Welltower, Inc. ........................... 19,005 1,426,135
Weyerhaeuser Co. ........................ 29,822 1,026,771
WP Carey, Inc. .......................... 8,338 713,149
47,908,514
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food & Staples Retailing  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 6,410 $ 135,892
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,503 398,803
Casey's General Stores, Inc. ................. 1,507 355,516
Costco Wholesale Corp. .................... 17,839 9,118,227
Kroger Co. (The) ......................... 26,239 1,171,047
Performance Food Group Co.
(a)
............... 6,223 381,594
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,133 132,049
Sysco Corp. ............................ 20,353 1,576,543
U.S. Foods Holding Corp.
(a)
.................. 8,209 313,009
Walgreens Boots Alliance, Inc. ................ 28,955 1,067,281
Walmart, Inc. ............................ 56,863 8,180,880
22,830,841
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. .................. 22,094 1,830,488
Bunge Ltd. ............................. 6,066 601,141
Campbell Soup Co. ....................... 8,165 424,008
Conagra Brands, Inc. ...................... 19,334 719,031
Darling Ingredients, Inc.
(a)
................... 6,406 424,654
Flowers Foods, Inc. ....................... 7,642 211,607
General Mills, Inc. ........................ 23,851 1,868,964
Hershey Co. (The) ........................ 5,912 1,327,835
Hormel Foods Corp. ....................... 11,626 526,774
Ingredion, Inc. ........................... 2,559 263,065
J M Smucker Co. (The) ..................... 4,281 654,137
Kellogg Co. ............................. 10,269 704,248
Kraft Heinz Co. (The) ...................... 32,001 1,297,000
Lamb Weston Holdings, Inc. ................. 5,858 585,156
Lancaster Colony Corp. .................... 822 157,750
McCormick & Co., Inc. , NVS ................. 10,048 754,806
Mondelez International, Inc. , Class A ............ 55,065 3,603,454
Pilgrim's Pride Corp.
(a)
..................... 2,094 50,842
Post Holdings, Inc.
(a)
....................... 2,186 207,561
Seaboard Corp. .......................... 10 39,205
Tyson Foods, Inc. , Class A .................. 11,529 758,032
17,009,758
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,584 656,343
National Fuel Gas Co. ..................... 3,577 207,681
New Jersey Resources Corp. ................. 4,000 199,680
ONE Gas, Inc. ........................... 2,113 174,027
Southwest Gas Holdings, Inc. ................ 2,450 163,978
Spire, Inc. .............................. 2,081 150,290
UGI Corp. .............................. 8,591 342,180
1,894,179
a
Health Care Equipment & Supplies  —  2 .7%
Abbott Laboratories ....................... 70,210 7,761,715
Align Technology, Inc.
(a) (b)
.................... 2,919 787,342
Baxter International, Inc. .................... 20,128 919,648
Becton Dickinson and Co. ................... 11,472 2,893,468
Boston Scientific Corp.
(a)
.................... 57,714 2,669,272
Cooper Companies, Inc. (The) ................ 2,003 698,907
Dentsply Sirona, Inc. ...................... 8,885 327,235
Dexcom, Inc.
(a)
.......................... 15,534 1,663,536
Edwards Lifesciences Corp.
(a)
................ 24,938 1,912,745
Enovis Corp.
(a) (b)
.......................... 1,949 122,690
Envista Holdings Corp.
(a) (b)
................... 6,414 250,082
GE HealthCare Technologies, Inc.
(a)
............ 14,702 1,022,083
Globus Medical, Inc. , Class A
(a)
............... 3,161 238,656
Haemonetics Corp.
(a)
...................... 2,025 171,315
Hologic, Inc.
(a)
........................... 10,044 817,280
ICU Medical, Inc.
(a)
........................ 784 151,492
IDEXX Laboratories, Inc.
(a)
................... 3,331 1,600,545
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Insulet Corp.
(a)
........................... 2,803 $ 805,358
Integra LifeSciences Holdings Corp.
(a)
........... 2,866 164,222
Intuitive Surgical, Inc.
(a)
..................... 14,272 3,506,488
Masimo Corp.
(a)
.......................... 1,942 330,295
Medtronic PLC .......................... 53,651 4,490,052
Novocure Ltd.
(a) (b)
......................... 3,683 335,816
NuVasive, Inc.
(a)
.......................... 2,044 93,206
Omnicell, Inc.
(a)
.......................... 1,730 95,963
Penumbra, Inc.
(a)
......................... 1,534 384,129
QuidelOrtho Corp.
(a)
....................... 2,179 186,544
ResMed, Inc. ........................... 5,923 1,352,636
Shockwave Medical, Inc.
(a)
................... 1,470 276,257
STAAR Surgical Co.
(a) (b)
..................... 1,885 132,987
STERIS PLC ............................ 4,018 829,757
Stryker Corp. ........................... 13,585 3,448,009
Tandem Diabetes Care, Inc.
(a)
................ 2,477 100,913
Teleflex, Inc. ............................ 1,870 455,195
Zimmer Biomet Holdings, Inc. ................ 8,440 1,074,750
42,070,588
a
Health Care Providers & Services  —  3 .2%
1Life Healthcare, Inc.
(a)
..................... 6,725 107,533
Acadia Healthcare Co., Inc.
(a)
................. 3,627 304,740
agilon health, Inc.
(a) (b)
...................... 7,924 172,426
Amedisys, Inc.
(a)
......................... 1,310 126,625
AmerisourceBergen Corp. ................... 6,507 1,099,423
Cardinal Health, Inc. ....................... 10,542 814,369
Centene Corp.
(a)
......................... 22,776 1,736,442
Chemed Corp. ........................... 587 296,517
Cigna Corp. ............................ 12,291 3,892,191
CVS Health Corp. ........................ 53,021 4,677,513
DaVita, Inc.
(a)
............................ 2,238 184,389
Elevance Health, Inc. ...................... 9,622 4,810,904
Encompass Health Corp. ................... 4,088 255,296
Guardant Health, Inc.
(a) (b)
.................... 4,029 126,631
HCA Healthcare, Inc. ...................... 8,525 2,174,472
HealthEquity, Inc.
(a)
........................ 3,307 201,231
Henry Schein, Inc.
(a)
....................... 5,517 475,289
Humana, Inc. ........................... 5,106 2,612,740
Laboratory Corp. of America Holdings ........... 3,565 898,808
LHC Group, Inc.
(a)
........................ 1,284 203,642
McKesson Corp. ......................... 5,706 2,160,748
Molina Healthcare, Inc.
(a)
.................... 2,325 725,005
Oak Street Health, Inc.
(a) (b)
................... 4,655 135,274
Option Care Health, Inc.
(a)
................... 6,210 179,283
Premier, Inc. , Class A ...................... 4,863 162,230
Quest Diagnostics, Inc. ..................... 4,626 686,868
R1 RCM, Inc.
(a)
.......................... 5,324 76,186
Signify Health, Inc. , Class A
(a) (b)
............... 2,770 78,834
Tenet Healthcare Corp.
(a)
.................... 4,202 230,480
UnitedHealth Group, Inc. .................... 37,657 18,797,998
Universal Health Services, Inc. , Class B ......... 2,684 397,796
48,801,883
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,438 156,528
Teladoc Health, Inc.
(a) (b)
..................... 6,334 186,220
Veeva Systems, Inc. , Class A
(a)
............... 5,672 967,359
1,310,107
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a) (b)
..................... 16,036 1,781,760
Aramark ............................... 10,265 457,100
Booking Holdings, Inc.
(a)
.................... 1,560 3,797,196
Boyd Gaming Corp. ....................... 3,216 200,389

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(a)
................ 8,489 $ 441,937
Carnival Corp.
(a) (b)
......................... 40,501 438,221
Chipotle Mexican Grill, Inc.
(a)
................. 1,115 1,835,714
Choice Hotels International, Inc. ............... 1,165 143,167
Churchill Downs, Inc. ...................... 1,339 332,206
Darden Restaurants, Inc. ................... 4,924 728,604
Domino's Pizza, Inc. ....................... 1,421 501,613
DraftKings, Inc. , Class A
(a) (b)
.................. 18,020 270,120
Dutch Bros, Inc. , Class A
(a) (b)
................. 947 36,090
Expedia Group, Inc.
(a)
...................... 6,133 701,002
Hilton Worldwide Holdings, Inc. ............... 10,877 1,578,144
Hyatt Hotels Corp. , Class A
(a)
................. 1,947 212,457
Las Vegas Sands Corp.
(a)
................... 13,200 778,800
Light & Wonder, Inc.
(a)
...................... 3,821 249,320
Marriott International, Inc. , Class A ............. 10,819 1,884,453
Marriott Vacations Worldwide Corp. ............. 1,565 250,463
McDonald's Corp. ........................ 29,496 7,887,230
MGM Resorts International .................. 13,108 542,802
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 16,617 252,745
Penn Entertainment, Inc.
(a)
................... 6,586 233,474
Planet Fitness, Inc. , Class A
(a)
................ 3,316 280,699
Royal Caribbean Cruises Ltd.
(a)
............... 8,841 574,134
Starbucks Corp. .......................... 46,303 5,053,509
Texas Roadhouse, Inc. ..................... 2,653 266,441
Vail Resorts, Inc. ......................... 1,590 417,121
Wendy's Co. (The) ........................ 6,682 149,009
Wyndham Hotels & Resorts, Inc. .............. 3,708 287,407
Wynn Resorts Ltd.
(a)
....................... 4,181 433,319
Yum! Brands, Inc. ........................ 11,392 1,486,770
34,483,416
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,752 1,258,495
Garmin Ltd. ............................. 6,240 617,011
Helen of Troy Ltd.
(a)
....................... 975 110,282
Leggett & Platt, Inc. ....................... 5,475 200,166
Lennar Corp. , Class A ...................... 10,215 1,046,016
Lennar Corp. , Class B ..................... 660 56,998
Mohawk Industries, Inc.
(a)
................... 2,059 247,204
Newell Brands, Inc. ....................... 15,000 239,400
NVR, Inc.
(a)
............................. 126 664,020
PulteGroup, Inc. ......................... 9,161 521,169
Tempur Sealy International, Inc. ............... 7,018 285,983
Toll Brothers, Inc. ......................... 4,168 247,954
TopBuild Corp.
(a)
......................... 1,310 262,079
Whirlpool Corp. .......................... 2,190 340,742
6,097,519
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 9,840 795,663
Clorox Co. (The) ......................... 4,986 721,424
Colgate-Palmolive Co. ..................... 33,591 2,503,537
Kimberly-Clark Corp. ...................... 13,617 1,770,346
Procter & Gamble Co. (The) ................. 95,512 13,598,999
Reynolds Consumer Products, Inc. ............. 2,404 71,567
19,461,536
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 27,018 740,564
Clearway Energy, Inc. , Class A ................ 1,376 44,101
Clearway Energy, Inc. , Class C ............... 3,247 109,716
Vistra Corp. ............................ 15,038 346,776
1,241,157
a
Security Shares Value
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 22,314 $ 2,567,895
General Electric Co.
(b)
...................... 44,100 3,549,168
Honeywell International, Inc. ................. 27,078 5,645,222
11,762,285
a
Insurance  —  2 .5%
Aflac, Inc. .............................. 22,758 1,672,713
Allstate Corp. (The) ....................... 10,669 1,370,646
American Financial Group, Inc. ............... 2,896 412,941
American International Group, Inc. ............. 29,882 1,889,140
Aon PLC , Class A ........................ 8,317 2,650,462
Arch Capital Group Ltd.
(a)
................... 14,830 954,311
Arthur J Gallagher & Co. .................... 8,482 1,660,097
Assurant, Inc. ........................... 2,208 292,759
Axis Capital Holdings Ltd. ................... 2,963 185,395
Brighthouse Financial, Inc.
(a)
................. 2,814 158,344
Brown & Brown, Inc. ....................... 9,293 544,198
Chubb Ltd. ............................. 16,743 3,808,865
Cincinnati Financial Corp. ................... 6,395 723,594
CNA Financial Corp. ....................... 1,079 47,001
Enstar Group Ltd.
(a)
....................... 517 125,269
Erie Indemnity Co. , Class A , NVS .............. 1,012 247,282
Everest Re Group Ltd. ..................... 1,602 560,203
F&G Annuities & Life, Inc. ................... 749 16,074
Fidelity National Financial, Inc. ................ 10,970 483,009
First American Financial Corp. ................ 4,252 263,071
Globe Life, Inc. .......................... 3,670 443,520
Hanover Insurance Group, Inc. (The) ........... 1,457 196,083
Hartford Financial Services Group, Inc. (The) ...... 12,982 1,007,533
Kemper Corp. ........................... 2,686 157,749
Lincoln National Corp. ..................... 6,223 220,481
Loews Corp. ............................ 8,083 496,943
Markel Corp.
(a)
........................... 537 756,622
Marsh & McLennan Companies, Inc. ............ 19,979 3,494,527
MetLife, Inc. ............................ 26,505 1,935,395
Old Republic International Corp. ............... 11,726 309,449
Primerica, Inc. ........................... 1,496 241,978
Principal Financial Group, Inc. ................ 9,499 879,132
Progressive Corp. (The) .................... 23,527 3,207,906
Prudential Financial, Inc. .................... 14,845 1,557,834
Reinsurance Group of America, Inc. ............ 2,730 414,332
RenaissanceRe Holdings Ltd. ................ 1,754 343,240
RLI Corp. .............................. 1,650 218,543
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 3,321 141,541
Selective Insurance Group, Inc. ............... 2,409 228,855
Travelers Companies, Inc. (The) ............... 9,498 1,815,258
Unum Group ............................ 7,553 317,453
W R Berkley Corp. ........................ 8,175 573,394
White Mountains Insurance Group Ltd. .......... 102 155,852
Willis Towers Watson PLC ................... 4,385 1,114,623
38,293,617
a
Interactive Media & Services  —  4 .0%
Alphabet, Inc. , Class A
(a)
.................... 240,729 23,793,654
Alphabet, Inc. , Class C , NVS
(a)
................ 213,396 21,311,859
Bumble, Inc. , Class A
(a)
..................... 3,380 87,035
Cargurus, Inc. , Class A
(a)
.................... 3,479 61,404
IAC, Inc.
(a)
.............................. 3,100 175,150
Match Group, Inc.
(a)
....................... 11,418 617,942
Meta Platforms, Inc. , Class A
(a)
................ 90,653 13,504,577
Pinterest, Inc. , Class A
(a) (b)
................... 23,416 615,607
Snap, Inc. , Class A , NVS
(a)
.................. 41,463 479,312
Ziff Davis, Inc.
(a) (b)
......................... 1,917 171,533

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
ZoomInfo Technologies, Inc.
(a)
................ 10,859 $ 306,550
61,124,623
a
Internet & Direct Marketing Retail  —  2 .6%
Amazon.com, Inc.
(a)
....................... 357,705 36,890,117
Chewy, Inc. , Class A
(a) (b)
.................... 3,754 169,155
DoorDash, Inc. , Class A
(a)
................... 10,498 608,044
eBay, Inc. .............................. 22,023 1,090,139
Etsy, Inc.
(a)
............................. 5,028 691,752
Wayfair, Inc. , Class A
(a) (b)
.................... 3,076 186,098
39,635,305
a
IT Services  —  4 .6%
Accenture PLC , Class A .................... 25,412 7,091,219
Affirm Holdings, Inc. , Class A
(a) (b)
............... 8,272 133,924
Akamai Technologies, Inc.
(a)
.................. 6,406 569,814
Amdocs Ltd. ............................ 4,894 449,905
Automatic Data Processing, Inc. ............... 16,717 3,774,866
Block, Inc. , Class A
(a)
...................... 21,609 1,765,887
Broadridge Financial Solutions, Inc. ............ 4,724 710,301
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,384 602,327
Cognizant Technology Solutions Corp. , Class A ..... 20,642 1,377,853
Concentrix Corp. ......................... 1,735 246,040
DXC Technology Co.
(a)
..................... 9,039 259,690
EPAM Systems, Inc.
(a)
...................... 2,296 763,764
Euronet Worldwide, Inc.
(a)
................... 1,892 213,191
Fidelity National Information Services, Inc. ........ 23,862 1,790,604
Fiserv, Inc.
(a)
............................ 25,553 2,725,994
FleetCor Technologies, Inc.
(a)
................. 3,013 629,145
Gartner, Inc.
(a)
........................... 3,178 1,074,609
Genpact Ltd. ............................ 6,867 324,672
Global Payments, Inc. ..................... 10,875 1,225,830
GoDaddy, Inc. , Class A
(a)
.................... 6,258 513,970
International Business Machines Corp. .......... 36,458 4,911,986
Jack Henry & Associates, Inc. ................ 2,961 533,246
Marqeta, Inc. , Class A
(a)
.................... 16,448 109,050
Mastercard, Inc. , Class A .................... 34,223 12,683,044
Maximus, Inc. ........................... 2,350 175,898
MongoDB, Inc. , Class A
(a)
................... 2,795 598,717
Okta, Inc. , Class A
(a)
....................... 6,172 454,321
Paychex, Inc. ........................... 12,858 1,489,728
PayPal Holdings, Inc.
(a)
..................... 45,844 3,735,828
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,185 139,927
Snowflake, Inc. , Class A
(a)
................... 11,474 1,794,993
Squarespace, Inc. , Class A
(a)
................. 1,754 41,605
SS&C Technologies Holdings, Inc. ............. 8,777 529,692
Thoughtworks Holding, Inc.
(a)
................. 2,619 28,285
Toast, Inc. , Class A
(a) (b)
..................... 12,098 269,906
Twilio, Inc. , Class A
(a)
...................... 7,126 426,420
VeriSign, Inc.
(a)
.......................... 3,750 817,688
Visa, Inc. , Class A ........................ 65,896 15,169,918
Western Union Co. (The) ................... 15,891 225,175
WEX, Inc.
(a)
............................. 1,779 329,062
70,708,094
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,915 245,822
Hasbro, Inc. ............................ 5,296 313,364
Mattel, Inc.
(a)
............................ 14,085 288,179
Peloton Interactive, Inc. , Class A
(a)
............. 13,056 168,814
Polaris, Inc.
(b)
........................... 2,204 253,108
Topgolf Callaway Brands Corp.
(a)
.............. 5,567 136,336
YETI Holdings, Inc.
(a)
...................... 3,478 155,675
1,561,298
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .8%
10X Genomics, Inc. , Class A
(a)
................ 4,015 $ 188,023
Agilent Technologies, Inc. ................... 11,950 1,817,356
Avantor, Inc.
(a)
........................... 27,079 647,188
Azenta, Inc.
(a)
........................... 2,956 165,240
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 875 409,028
Bio-Techne Corp. ......................... 6,288 500,902
Bruker Corp. ............................ 4,036 283,004
Charles River Laboratories International, Inc.
(a)
..... 2,067 502,798
Danaher Corp. .......................... 26,406 6,981,218
Illumina, Inc.
(a)
........................... 6,351 1,360,384
IQVIA Holdings, Inc.
(a)
...................... 7,493 1,718,969
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,338 63,595
Medpace Holdings, Inc.
(a)
................... 1,009 223,060
Mettler-Toledo International, Inc.
(a)
............. 895 1,371,964
PerkinElmer, Inc. ......................... 5,108 702,503
Repligen Corp.
(a)
......................... 2,102 389,501
Sotera Health Co.
(a)
....................... 3,938 67,891
Syneos Health, Inc. , Class A
(a)
................ 4,059 145,799
Thermo Fisher Scientific, Inc. ................. 15,798 9,010,073
Waters Corp.
(a)
.......................... 2,389 784,978
West Pharmaceutical Services, Inc. ............ 2,987 793,347
28,126,821
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,445 337,728
Allison Transmission Holdings, Inc. ............. 3,994 180,050
Caterpillar, Inc. .......................... 20,984 5,294,053
Chart Industries, Inc.
(a) (b)
.................... 1,684 225,622
Crane Holdings Co. ....................... 1,881 218,027
Cummins, Inc. ........................... 5,690 1,419,883
Deere & Co. ............................ 11,075 4,682,953
Donaldson Co., Inc. ....................... 4,867 303,457
Dover Corp. ............................ 5,716 867,860
Flowserve Corp. ......................... 5,384 185,317
Fortive Corp. ............................ 14,255 969,768
Gates Industrial Corp. PLC
(a)
................. 3,774 49,855
Graco, Inc. ............................. 6,845 467,650
IDEX Corp. ............................. 2,999 718,800
Illinois Tool Works, Inc. ..................... 11,244 2,654,034
Ingersoll Rand, Inc. ....................... 16,390 917,840
ITT, Inc. ............................... 3,285 300,873
Lincoln Electric Holdings, Inc. ................ 2,357 393,313
Middleby Corp. (The)
(a) (b)
.................... 2,159 335,617
Nikola Corp.
(a) (b)
.......................... 12,016 32,563
Nordson Corp. ........................... 2,187 532,097
Oshkosh Corp. .......................... 2,547 256,687
Otis Worldwide Corp. ...................... 16,778 1,379,655
PACCAR, Inc. ........................... 13,959 1,525,858
Parker-Hannifin Corp. ...................... 5,185 1,690,310
Pentair PLC ............................ 6,597 365,342
RBC Bearings, Inc.
(a) (b)
..................... 1,131 275,930
Snap-on, Inc. ........................... 2,161 537,506
Stanley Black & Decker, Inc. ................. 5,855 522,910
Timken Co. (The) ......................... 2,678 220,533
Toro Co. (The) ........................... 4,264 475,521
Westinghouse Air Brake Technologies Corp. ....... 7,353 763,315
Xylem, Inc. ............................. 7,298 759,065
29,859,992
a
Marine  —  0 .0%
Kirby Corp.
(a)
............................ 2,432 172,137
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a)
................... 9,290 45,521
Cable One, Inc. .......................... 197 155,606

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Media (continued)
Charter Communications, Inc. , Class A
(a) (b)
........ 4,319 $ 1,659,835
Comcast Corp. , Class A .................... 173,869 6,841,745
DISH Network Corp. , Class A
(a) (b)
.............. 10,029 144,317
Fox Corp. , Class A , NVS .................... 12,447 422,451
Fox Corp. , Class B ........................ 5,682 180,120
Interpublic Group of Companies, Inc. (The) ....... 15,630 569,870
Liberty Broadband Corp. , Class A
(a)
............. 686 61,479
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,978 446,925
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 2,995 121,657
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,997 241,679
New York Times Co. (The) , Class A ............. 6,646 231,547
News Corp. , Class A , NVS .................. 15,710 318,285
News Corp. , Class B ...................... 4,735 96,783
Nexstar Media Group, Inc. ................... 1,532 313,708
Omnicom Group, Inc. ...................... 8,250 709,417
Paramount Global , Class A
(b)
................. 448 11,939
Paramount Global , Class B , NVS .............. 20,287 469,847
Sirius XM Holdings, Inc.
(b)
................... 28,160 163,046
TEGNA, Inc. ............................ 8,575 170,900
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,768 900,838
14,277,515
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 7,104 371,113
Cleveland-Cliffs, Inc.
(a)
..................... 20,782 443,696
Commercial Metals Co. ..................... 4,689 254,472
Freeport-McMoRan, Inc. .................... 57,771 2,577,742
MP Materials Corp. , Class A
(a) (b)
............... 3,709 120,580
Newmont Corp. .......................... 32,074 1,697,677
Nucor Corp. ............................ 10,319 1,744,117
Reliance Steel & Aluminum Co. ............... 2,384 542,241
Royal Gold, Inc. .......................... 2,652 336,883
Steel Dynamics, Inc. ....................... 6,704 808,770
United States Steel Corp. ................... 9,493 270,456
9,167,747
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 22,989 266,672
Annaly Capital Management, Inc. .............. 18,812 441,518
Blackstone Mortgage Trust, Inc. , Class A ......... 6,630 158,059
Rithm Capital Corp. ....................... 18,819 177,087
Starwood Property Trust, Inc. ................. 12,216 255,192
1,298,528
a
Multiline Retail  —  0 .4%
Dollar General Corp. ...................... 9,079 2,120,854
Dollar Tree, Inc.
(a) (b)
....................... 8,480 1,273,526
Kohl's Corp. ............................ 5,141 166,414
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,246 122,991
Target Corp. ............................ 18,568 3,196,296
6,880,081
a
Multi-Utilities  —  0 .8%
Ameren Corp. ........................... 10,389 902,492
Avista Corp. ............................ 2,714 108,289
Black Hills Corp. ......................... 2,675 193,616
CenterPoint Energy, Inc. .................... 25,420 765,650
CMS Energy Corp. ........................ 11,756 742,862
Consolidated Edison, Inc. ................... 14,220 1,355,308
Dominion Energy, Inc. ...................... 33,723 2,146,132
DTE Energy Co. ......................... 7,764 903,497
NiSource, Inc. ........................... 16,218 450,049
NorthWestern Corp. ....................... 2,380 135,184
Public Service Enterprise Group, Inc. ........... 20,129 1,246,589
Sempra Energy .......................... 12,663 2,030,259
Security Shares Value
a
Multi-Utilities (continued)
WEC Energy Group, Inc. .................... 12,720 $ 1,195,553
12,175,480
a
Oil, Gas & Consumable Fuels  —  4 .4%
Antero Resources Corp.
(a)
................... 11,315 326,325
APA Corp. ............................. 13,118 581,521
Cheniere Energy, Inc. ...................... 10,029 1,532,331
Chesapeake Energy Corp. .................. 4,309 373,676
Chevron Corp. ........................... 71,707 12,478,452
ConocoPhillips .......................... 50,232 6,121,774
Coterra Energy, Inc. ....................... 31,839 796,930
Devon Energy Corp. ....................... 26,247 1,659,860
Diamondback Energy, Inc. ................... 7,141 1,043,443
DT Midstream, Inc. ........................ 3,903 213,338
EOG Resources, Inc. ...................... 23,623 3,124,142
EQT Corp. ............................. 14,863 485,574
Equitrans Midstream Corp. .................. 16,581 120,212
Exxon Mobil Corp. ........................ 165,979 19,255,224
Hess Corp. ............................. 11,195 1,681,041
HF Sinclair Corp. ......................... 5,413 308,000
Kinder Morgan, Inc. , Class P ................. 79,651 1,457,613
Marathon Oil Corp. ........................ 25,542 701,639
Marathon Petroleum Corp. .................. 18,845 2,421,959
Matador Resources Co.
(b)
................... 4,508 298,249
New Fortress Energy, Inc. , Class A ............. 1,918 74,399
Occidental Petroleum Corp. .................. 29,244 1,894,719
ONEOK, Inc. ............................ 17,899 1,225,724
Ovintiv, Inc. ............................. 9,986 491,611
PDC Energy, Inc. ......................... 3,870 262,115
Phillips 66 .............................. 19,010 1,906,133
Pioneer Natural Resources Co. ............... 9,567 2,203,758
Range Resources Corp. .................... 9,955 249,074
Southwestern Energy Co.
(a)
.................. 44,767 247,114
Targa Resources Corp. ..................... 9,179 688,609
Texas Pacific Land Corp. .................... 247 492,975
Valero Energy Corp. ....................... 15,800 2,212,474
Vitesse Energy, Inc.
(a)
...................... 857 13,678
Williams Companies, Inc. (The) ............... 49,122 1,583,693
68,527,379
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,967 202,023
a
Personal Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 14,242 141,850
Estee Lauder Companies, Inc. (The) , Class A ...... 9,351 2,590,975
Olaplex Holdings, Inc.
(a) (b)
................... 2,841 17,927
2,750,752
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. .................... 85,602 6,218,985
Catalent, Inc.
(a)
.......................... 7,138 382,240
Elanco Animal Health, Inc.
(a) (b)
................ 17,575 241,305
Eli Lilly & Co. ........................... 31,758 10,929,516
Jazz Pharmaceuticals PLC
(a)
................. 2,525 395,566
Johnson & Johnson ....................... 105,371 17,219,729
Merck & Co., Inc. ......................... 102,236 10,981,169
Organon & Co. .......................... 10,225 308,079
Perrigo Co. PLC ......................... 5,514 206,334
Pfizer, Inc. ............................. 226,370 9,996,499
Royalty Pharma PLC , Class A ................ 14,809 580,365
Viatris, Inc. ............................. 48,841 593,906
Zoetis, Inc. , Class A ....................... 18,833 3,116,673
61,170,366
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services  —  0 .5%
Alight, Inc. , Class A
(a)
...................... 11,468 $ 107,685
ASGN, Inc.
(a)
............................ 2,094 190,449
Booz Allen Hamilton Holding Corp. , Class A ....... 5,367 507,933
CACI International, Inc. , Class A
(a)
............. 937 288,680
Clarivate PLC
(a) (b)
......................... 17,316 192,554
CoStar Group, Inc.
(a)
....................... 16,352 1,273,821
Dun & Bradstreet Holdings, Inc. ............... 8,714 127,660
Equifax, Inc. ............................ 4,922 1,093,668
FTI Consulting, Inc.
(a) (b)
..................... 1,382 220,457
Insperity, Inc. ............................ 1,443 159,524
Jacobs Solutions, Inc. ...................... 5,069 626,275
KBR, Inc. .............................. 5,561 284,890
Leidos Holdings, Inc. ...................... 5,464 540,062
ManpowerGroup, Inc. ...................... 1,988 173,274
Robert Half International, Inc. ................. 4,414 370,599
Science Applications International Corp. ......... 2,199 228,212
TransUnion ............................. 7,693 551,973
TriNet Group, Inc.
(a) (b)
...................... 1,438 108,497
Verisk Analytics, Inc. ....................... 6,310 1,147,095
8,193,308
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,853 1,099,060
Howard Hughes Corp. (The)
(a) (b)
............... 1,443 123,362
Jones Lang LaSalle, Inc.
(a)
................... 1,925 355,875
Opendoor Technologies, Inc.
(a) (b)
............... 20,212 44,264
Zillow Group, Inc. , Class A
(a)
................. 2,369 101,772
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,732 297,622
2,021,955
a
Road & Rail  —  1 .0%
Avis Budget Group, Inc.
(a) (b)
.................. 1,003 200,640
CSX Corp. ............................. 84,544 2,614,100
Hertz Global Holdings, Inc.
(a) (b)
................ 7,238 130,429
JB Hunt Transport Services, Inc. .............. 3,334 630,293
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,332 374,221
Landstar System, Inc. ...................... 1,426 246,455
Lyft, Inc. , Class A
(a) (b)
....................... 12,954 210,502
Norfolk Southern Corp. ..................... 9,310 2,288,491
Old Dominion Freight Line, Inc. ............... 3,670 1,222,991
RXO, Inc.
(a) (b)
............................ 4,622 84,675
Saia, Inc.
(a) (b)
............................ 1,047 285,601
Uber Technologies, Inc.
(a)
................... 80,200 2,480,586
U-Haul Holding Co. ....................... 402 26,946
U-Haul Holding Co. , Series N , NVS
(b)
........... 3,597 222,259
Union Pacific Corp. ....................... 24,798 5,063,504
XPO, Inc.
(a)
............................. 4,622 184,233
16,265,926
a
Semiconductors & Semiconductor Equipment  —  5 .2%
Advanced Micro Devices, Inc.
(a)
............... 64,945 4,880,617
Allegro MicroSystems, Inc.
(a)
................. 2,389 91,188
Amkor Technology, Inc. ..................... 3,985 116,601
Analog Devices, Inc. ....................... 20,772 3,561,775
Applied Materials, Inc. ..................... 34,730 3,872,048
Broadcom, Inc. .......................... 16,336 9,556,723
Cirrus Logic, Inc.
(a)
........................ 2,307 208,530
Enphase Energy, Inc.
(a)
..................... 5,489 1,215,155
Entegris, Inc. ............................ 5,958 480,870
First Solar, Inc.
(a)
......................... 4,022 714,307
GlobalFoundries, Inc.
(a) (b)
.................... 2,819 167,110
Intel Corp. ............................. 166,517 4,705,770
KLA Corp. .............................. 5,697 2,235,959
Lam Research Corp. ...................... 5,503 2,752,050
Lattice Semiconductor Corp.
(a)
................ 5,419 410,706
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 34,346 $ 1,482,030
Microchip Technology, Inc. ................... 22,084 1,714,160
Micron Technology, Inc. ..................... 43,720 2,636,316
MKS Instruments, Inc.
(b)
.................... 2,246 229,811
Monolithic Power Systems, Inc. ............... 1,793 764,822
NVIDIA Corp. ........................... 100,355 19,606,356
NXP Semiconductors NV ................... 10,417 1,919,957
ON Semiconductor Corp.
(a)
.................. 17,515 1,286,477
Power Integrations, Inc. .................... 2,239 192,756
Qorvo, Inc.
(a)
............................ 4,116 447,245
QUALCOMM, Inc. ........................ 45,153 6,014,831
Semtech Corp.
(a)
......................... 2,629 86,836
Silicon Laboratories, Inc.
(a)
................... 1,375 215,751
Skyworks Solutions, Inc. .................... 6,419 703,972
SolarEdge Technologies, Inc.
(a)
................ 2,265 722,829
Teradyne, Inc. ........................... 6,299 640,608
Texas Instruments, Inc. ..................... 36,585 6,483,228
Universal Display Corp. .................... 1,737 230,205
Wolfspeed, Inc.
(a) (b)
........................ 4,926 379,351
80,726,950
a
Software  —  8 .6%
ACI Worldwide, Inc.
(a)
...................... 4,688 130,936
Adobe, Inc.
(a)
............................ 18,744 6,941,653
Alteryx, Inc. , Class A
(a)
..................... 2,382 132,177
ANSYS, Inc.
(a)
........................... 3,531 940,517
Appian Corp. , Class A
(a)
.................... 1,574 65,109
AppLovin Corp. , Class A
(a)
................... 4,926 62,560
Asana, Inc. , Class A
(a)
...................... 3,105 48,128
Aspen Technology, Inc.
(a)
.................... 1,163 231,146
Atlassian Corp. , Class A
(a)
................... 5,965 964,063
Autodesk, Inc.
(a)
.......................... 8,741 1,880,714
Bentley Systems, Inc. , Class B
(b)
............... 7,713 301,193
Bill.com Holdings, Inc.
(a)
.................... 3,800 439,356
Black Knight, Inc.
(a)
........................ 6,154 372,871
Blackbaud, Inc.
(a)
......................... 1,867 116,146
Blackline, Inc.
(a)
.......................... 2,114 151,785
Cadence Design Systems, Inc.
(a)
.............. 11,087 2,027,036
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 4,210 38,943
Ceridian HCM Holding, Inc.
(a)
................. 6,149 444,450
Clear Secure, Inc. , Class A .................. 2,873 90,183
Confluent, Inc. , Class A
(a) (b)
.................. 6,354 146,777
Coupa Software, Inc.
(a)
..................... 3,144 251,269
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,659 916,988
Datadog, Inc. , Class A
(a) (b)
................... 9,931 742,938
DocuSign, Inc.
(a)
......................... 8,046 487,909
Dolby Laboratories, Inc. , Class A .............. 2,383 189,592
Dropbox, Inc. , Class A
(a)
.................... 11,365 264,009
Dynatrace, Inc.
(a)
......................... 8,207 315,395
Elastic NV
(a)
............................ 3,087 181,639
Fair Isaac Corp.
(a)
......................... 1,011 673,275
Five9, Inc.
(a)
............................ 2,811 221,451
Fortinet, Inc.
(a)
........................... 26,293 1,376,176
Gen Digital, Inc. .......................... 23,436 539,262
Gitlab, Inc. , Class A
(a)
...................... 2,457 121,400
Guidewire Software, Inc.
(a)
................... 3,264 239,055
HashiCorp, Inc. , Class A
(a) (b)
.................. 2,961 95,285
HubSpot, Inc.
(a)
.......................... 1,973 684,651
Informatica, Inc. , Class A
(a) (b)
................. 1,214 21,609
Intuit, Inc. .............................. 11,341 4,793,500
Manhattan Associates, Inc.
(a)
................. 2,556 333,200
Microsoft Corp. .......................... 300,437 74,451,293
MicroStrategy, Inc. , Class A
(a) (b)
................ 380 95,657
nCino, Inc.
(a) (b)
........................... 3,055 87,373
NCR Corp.
(a)
............................ 5,718 156,788

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
New Relic, Inc.
(a)
......................... 2,317 $ 141,453
Nutanix, Inc. , Class A
(a)
..................... 9,251 257,825
Oracle Corp. ............................ 61,979 5,482,662
Palantir Technologies, Inc. , Class A
(a)
........... 70,216 546,281
Palo Alto Networks, Inc.
(a) (b)
.................. 12,105 1,920,337
Paycom Software, Inc.
(a)
.................... 1,953 632,655
Paylocity Holding Corp.
(a)
................... 1,653 344,303
Pegasystems, Inc. ........................ 1,601 62,247
Procore Technologies, Inc.
(a)
................. 2,748 153,751
PTC, Inc.
(a)
............................. 4,266 575,398
Qualtrics International, Inc. , Class A
(a)
........... 4,912 77,462
Rapid7, Inc.
(a)
........................... 2,219 88,472
RingCentral, Inc. , Class A
(a)
.................. 3,259 127,199
Roper Technologies, Inc. .................... 4,272 1,823,076
Salesforce, Inc.
(a)
......................... 40,325 6,773,390
Samsara, Inc. , Class A
(a) (b)
................... 4,007 54,656
SentinelOne, Inc. , Class A
(a) (b)
................ 8,023 121,067
ServiceNow, Inc.
(a)
........................ 8,137 3,703,393
Smartsheet, Inc. , Class A
(a)
.................. 5,396 233,161
Splunk, Inc.
(a)
........................... 5,947 569,544
Synopsys, Inc.
(a)
......................... 6,177 2,185,114
Tyler Technologies, Inc.
(a)
................... 1,667 538,058
UiPath, Inc. , Class A
(a)
..................... 13,929 213,949
Unity Software, Inc.
(a) (b)
..................... 9,802 348,167
Varonis Systems, Inc.
(a) (b)
.................... 4,253 109,898
Verint Systems, Inc.
(a) (b)
..................... 2,537 96,330
VMware, Inc. , Class A
(a)
.................... 8,418 1,030,952
Workday, Inc. , Class A
(a)
.................... 8,084 1,466,680
Workiva, Inc. , Class A
(a) (b)
................... 1,868 161,638
Zoom Video Communications, Inc. , Class A
(a)
...... 8,864 664,800
Zscaler, Inc.
(a) (b)
.......................... 3,362 417,426
133,686,801
a
Specialty Retail  —  2 .3%
Advance Auto Parts, Inc. .................... 2,398 365,168
AutoNation, Inc.
(a)
......................... 1,380 174,874
AutoZone, Inc.
(a)
......................... 768 1,873,037
Bath & Body Works, Inc. .................... 9,142 420,623
Best Buy Co., Inc. ........................ 8,092 717,922
Burlington Stores, Inc.
(a)
.................... 2,645 607,900
CarMax, Inc.
(a) (b)
.......................... 6,439 453,628
Carvana Co. , Class A
(a) (b)
.................... 4,007 40,751
Dick's Sporting Goods, Inc. .................. 2,318 303,102
Five Below, Inc.
(a) (b)
........................ 2,263 446,105
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,221 383,140
Foot Locker, Inc. ......................... 3,184 138,536
GameStop Corp. , Class A
(a) (b)
................. 9,896 216,426
Gap, Inc. (The) .......................... 8,585 116,499
Home Depot, Inc. (The) .................... 41,259 13,374,930
Lithia Motors, Inc. ........................ 1,105 290,836
Lowe's Companies, Inc. .................... 25,033 5,213,122
Murphy USA, Inc. ........................ 847 230,409
O'Reilly Automotive, Inc.
(a)
................... 2,518 1,995,137
Penske Automotive Group, Inc.
(b)
.............. 1,044 133,444
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 2,925 34,193
RH
(a) (b)
................................ 803 250,528
Ross Stores, Inc. ......................... 14,013 1,656,197
TJX Companies, Inc. (The) .................. 46,687 3,821,798
Tractor Supply Co. ........................ 4,470 1,019,115
Ulta Beauty, Inc.
(a)
........................ 2,089 1,073,662
Victoria's Secret & Co.
(a)
.................... 3,394 143,057
Williams-Sonoma, Inc. ..................... 2,762 372,704
35,866,843
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  5 .9%
Apple, Inc. ............................. 602,674 $ 86,959,832
Dell Technologies, Inc. , Class C ............... 10,571 429,394
Hewlett Packard Enterprise Co. ............... 52,346 844,341
HP, Inc. ............................... 35,597 1,037,297
NetApp, Inc. ............................ 8,780 581,499
Pure Storage, Inc. , Class A
(a) (b)
................ 11,267 326,067
Seagate Technology Holdings PLC ............. 7,709 522,516
Western Digital Corp.
(a)
..................... 12,674 557,022
91,257,968
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(a)
...................... 5,176 344,152
Carter's, Inc. ............................ 1,566 130,557
Columbia Sportswear Co. ................... 1,390 133,301
Crocs, Inc.
(a)
............................ 2,548 310,270
Deckers Outdoor Corp.
(a)
.................... 1,054 450,564
Hanesbrands, Inc. ........................ 13,533 114,218
Levi Strauss & Co. , Class A .................. 3,929 72,294
Lululemon Athletica, Inc.
(a)
................... 4,652 1,427,606
Nike, Inc. , Class B ........................ 50,785 6,466,454
PVH Corp. ............................. 2,614 234,999
Ralph Lauren Corp. , Class A ................. 1,656 205,096
Skechers USA, Inc. , Class A
(a)
................ 5,473 263,525
Tapestry, Inc. ............................ 10,062 458,525
Under Armour, Inc. , Class A
(a) (b)
............... 7,637 94,623
Under Armour, Inc. , Class C , NVS
(a)
............ 7,206 78,545
VF Corp. .............................. 13,266 410,450
11,195,179
a
Thrifts & Mortgage Finance  —  0 .1%
Essent Group Ltd. ........................ 4,132 181,932
MGIC Investment Corp. .................... 12,581 177,644
New York Community Bancorp, Inc. ............ 27,362 273,347
Radian Group, Inc. ........................ 6,493 143,495
Rocket Companies, Inc. , Class A
(b)
............. 5,508 51,830
TFS Financial Corp. ....................... 2,119 30,196
UWM Holdings Corp. , Class A
(b)
............... 2,164 9,911
868,355
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 72,068 3,245,943
Philip Morris International, Inc. ................ 62,490 6,513,957
9,759,900
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,220 189,773
Applied Industrial Technologies, Inc. ............ 1,598 228,850
Core & Main, Inc. , Class A
(a) (b)
................ 2,894 63,871
Fastenal Co. ............................ 23,102 1,167,806
Ferguson PLC ........................... 8,389 1,194,090
MSC Industrial Direct Co., Inc. , Class A .......... 1,849 152,912
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,843 279,233
United Rentals, Inc.
(a)
...................... 2,812 1,239,951
Univar Solutions, Inc.
(a)
..................... 6,874 237,016
Watsco, Inc.
(b)
........................... 1,341 385,363
WESCO International, Inc.
(a)
................. 1,796 267,622
WW Grainger, Inc. ........................ 1,819 1,072,264
6,478,751
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,329 1,146,915
Essential Utilities, Inc. ...................... 9,581 447,720
1,594,635
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 24,020 $ 3,586,426
a
Total Long-Term Investments — 99.8%
(Cost: $ 871,133,704 ) ................................ 1,544,079,146
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 21,752,304 $ 21,765,355
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 3,006,847 3,006,847
a
Total Short-Term Securities — 1.6%
(Cost: $ 24,756,968 ) ................................. 24,772,202
Total Investments — 101.4%
(Cost: $ 895,890,672 ) ................................ 1,568,851,348
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (22,212,726)
Net Assets — 100.0% ................................. $ 1,546,638,622
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,439,436  $ 313,412
(a)
$ —  $ (2,727) $ 15,234  $ 21,765,355  21,752,304  $ 148,367
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,896,000  1,110,847
(a)
—  —  —  3,006,847  3,006,847  45,646  2
BlackRock, Inc. ... 3,519,447  514,880  (262,308) 158,722  657,924  4,588,665  6,044  85,726  —
$ 155,995  $ 673,158
$ 29,360,867
$ 279,739  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 11 03/17/23 $ 2,250 $ 103,575

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Dow Jones U.S. ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,544,079,146  $ —  $ —  $ 1,544,079,146
Short-Term Securities
Money Market Funds ...................................... 24,772,202  —  —  24,772,202
$ 1,568,851,348  $ —  $ —  $ 1,568,851,348
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 103,575  $ —  $ —  $ 103,575
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust